Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	¥ 119,065	¥ 1
Additions	134,974	119,064	¥ 1
Ending balance	¥ 254,039	¥ 119,065	¥ 1